Investments in Associates and Joint Ventures (Details) - Schedule of financial information for joint ventures - Logistica Quimicos del Sur S.A.C. [Member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current
Cash and cash equivalents	S/ 8,283	S/ 3,096
Other current assets	1,879	2,068
Total current assets	10,162	5,164
Other current liabilities	(1,444)	(3,899)
Total current liabilities	(1,444)	(3,899)
Non-current
Total non-current assets	32,546	34,027
Total non-current liabilities	(17,168)	(17,392)
Net assets	24,096	17,900
Revenues	14,937	14,847
Depreciation and amortization	(2,262)	(2,400)
Interest expenses	(169)	(366)
Profit from operations	8,923	8,140
Income tax expense	(2,727)	(2,473)
Profit or loss from operations after income tax	6,196	5,667
Total comprehensive income	S/ 6,196	S/ 5,667